INVESTMENTS IN AND ADVANCES TO ASSOCIATES (Details) (USD $)	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 MTS Belarus, an associated company of the Group	Dec. 31, 2011 MTS Belarus, an associated company of the Group	Dec. 31, 2012 Intellect Telecom	Dec. 31, 2011 Intellect Telecom	Mar. 31, 2011 Intellect Telecom	Nov. 30, 2010 Intellect Telecom	Dec. 31, 2012 Stream
Schedule of Equity Method Investments
Equity investment				$ 165,233,000	$ 176,659,000	$ 9,437,000	$ 11,388,000			$ 7,479,000
Total investments in and advances to associates	182,149,000	188,047,000
Equity method ownership interest acquired from Sistema Telecom (as a percent)								6.14%	43.80%
Amount of acquired equity method investment								800,000	12,400,000
Percentage of ownership acquired								49.95%
Financial position and results of operations
Total assets				367,736,000	417,555,000	18,711,000	19,210,000			21,271,000
Total liabilities				53,310,000	92,884,000	5,073,000	3,110,000			5,076,000
Net income				67,717,000	107,533,000	(5,154,000)	(6,765,000)			(6,244,000)
Total earnings or losses of associates	$ 27,929,000	$ 49,443,000	$ 70,649,000